UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21080

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE OPPORTUNITIES
                                         & INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Calamos Convertible Opportunities & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AVERY DENNISON CORPORATION                                                                  Agenda Number:  933213629
--------------------------------------------------------------------------------------------------------------------------
        Security:  053611109
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  AVY
            ISIN:  US0536111091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROLF BORJESSON                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PETER W. MULLIN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: PATRICK T. SIEWERT                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       THE CURRENT FISCAL YEAR, WHICH ENDS ON JANUARY
       1, 2011.

03     ELIMINATION OF THE SUPERMAJORITY VOTING REQUIREMENTS      Mgmt          For                            For
       AND THE INTERESTED PERSON STOCK REPURCHASE
       PROVISION IN THE RESTATED CERTIFICATE OF INCORPORATION.

04     APPROVAL OF AN AMENDED AND RESTATED STOCK OPTION          Mgmt          For                            For
       AND INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MERCK & CO., INC.                                                                           Agenda Number:  933236920
--------------------------------------------------------------------------------------------------------------------------
        Security:  58933Y105
    Meeting Type:  Annual
    Meeting Date:  25-May-2010
          Ticker:  MRK
            ISIN:  US58933Y1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LESLIE A. BRUN                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: THOMAS R. CECH                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RICHARD T. CLARK                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: THOMAS H. GLOCER                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: STEVEN F. GOLDSTONE                 Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM B. HARRISON, JR.            Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HARRY R. JACOBSON                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WILLIAM N. KELLEY                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: C. ROBERT KIDDER                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

1K     ELECTION OF DIRECTOR: CARLOS E. REPRESAS                  Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PATRICIA F. RUSSO                   Mgmt          For                            For

1M     ELECTION OF DIRECTOR: THOMAS E. SHENK                     Mgmt          For                            For

1N     ELECTION OF DIRECTOR: ANNE M. TATLOCK                     Mgmt          For                            For

1O     ELECTION OF DIRECTOR: CRAIG B. THOMPSON                   Mgmt          For                            For

1P     ELECTION OF DIRECTOR: WENDELL P. WEEKS                    Mgmt          For                            For

1Q     ELECTION OF DIRECTOR: PETER C. WENDELL                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S          Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2010.

03     PROPOSAL TO ADOPT THE 2010 INCENTIVE STOCK PLAN.          Mgmt          For                            For

04     PROPOSAL TO ADOPT THE 2010 NON-EMPLOYEE DIRECTORS         Mgmt          For                            For
       STOCK OPTION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 METLIFE, INC.                                                                               Agenda Number:  933215433
--------------------------------------------------------------------------------------------------------------------------
        Security:  59156R108
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2010
          Ticker:  MET
            ISIN:  US59156R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. GLENN HUBBARD                                          Mgmt          For                            For
       ALFRED F. KELLY, JR.                                      Mgmt          For                            For
       JAMES M. KILTS                                            Mgmt          For                            For
       DAVID SATCHER                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2010

03     SHAREHOLDER PROPOSAL ON CUMULATIVE VOTING                 Shr           Against                        For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/27/2010